July 25, 2006 Via EDGAR and Courier	Neal H. Brockmeyer Neal.Brockmeyer@hellerehrman.com Direct +1.213.689.7507 Direct Fax +1.213.244.7604 Main +1.213.689.0200 Fax +1.213.614.1868 11110.0014

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F. Street, N.E.

Washington, D.C. 20549-7010

Attn: Jennifer R. Hardy

Re:	SAIC, Inc.

Post-Effective Amendment 2 to Registration Statement on Form S-4

Filed June 27, 2006

File No. 333-128022

Ladies and Gentlemen:

On behalf of SAIC, Inc. (the “Company”), this letter responds to the comments of the Staff of the U.S. Securities and Exchange Commission set forth in the letter dated July 11, 2006 regarding the above-referenced filing. The Company’s responses to the Staff’s letter are set forth below immediately following the text of each of the respective comments.

Additionally, the Company has concurrently filed herewith Post-Effective Amendment No. 3 to its Registration Statement on Form S-4 (File No. 333-128022) (the “Amendment”) and will provide separately with a copy of this letter three courtesy copies of the Amendment, marked to show the changes from Post-Effective Amendment No. 2.

Material Federal Income Tax Consequences to Stockholders—The Merger, page 20

1.	Revised disclosure states that the exchange “is not expected to be” a taxable transaction. Revise the disclosure to disclose counsel’s opinion, that is, that the exchange “will not” be a taxable transaction, and identify counsel.

The Company has complied with this request and has revised the disclosure as noted.

Heller Ehrman LLP      333 South Hope Street, 39th Floor      Los Angeles, CA 90071-3043      www.hellerehrman.com

Anchorage          Beijing          Hong Kong          Los Angeles          Madison, WI          New York          San Diego

San Francisco          Seattle          Silicon Valley          Singapore          Washington, D.C.

HellerEhrmanLLP	Securities and Exchange Commission July 25, 2006 Page 2

Revolving Credit Facilities, page 101

2.	Disclosure states that the new credit facility includes financial covenants. If SAIC is required to satisfy specified financial ratios and tests under the new credit facility, state what the limits of all material financial ratios and tests are. Also indicate whether SAIC is in compliance with them. We note the disclosure on page F-62.

The Company has complied with this request and has added the disclosure as noted. Because the credit facility was entered into after the fiscal quarter ended April 30, 2006 (the most recent period presented in the Amendment), the Company has stated that it would have been in compliance with the financial ratios and tests as of April 30, 2006 if the new credit facility had been in place at that time.

Subcontracts, page 105

3.	Disclosure states that the second-tier subcontractor notified SAIC’s principal subcontractor that it would cease providing services on June 30, 2006. As appropriate, continue to update the disclosure.

The Company has updated this disclosure in the Amendment as requested.

Exhibit 5.1

4.	Refer to comment 1 in our November 4, 2005 letter. Provide written reconfirmation that counsel concurs with our understanding that the reference and limitation to the Delaware General Corporation Law includes the statutory provisions and all applicable provisions of the Delaware constitution, including reported judicial decisions interpreting these laws.

We hereby reconfirm the Staff’s understanding that the reference and limitation to the Delaware General Corporation Law in our legal opinion, which was filed as Exhibit 5.1 to the Form S-4, includes the statutory provisions and all applicable provisions of the Delaware constitution, including reported judicial decisions interpreting these laws.

Exhibit 8.1

5.	Refer to comment 5 in our November 4, 2005 letter and comment 2 in our November 15, 2005 letter. Delete the first paragraph’s last sentence on page 2. Alternatively, you must file a new opinion immediately before the effectiveness of the post-effective amendments to the registration statement.

HellerEhrmanLLP	Securities and Exchange Commission July 25, 2006 Page 3

The Company has complied with this request and has re-filed an updated version of Exhibit 8.1 with the Amendment. As we discussed with Edward Kelly of the Division of Corporation Finance, the date of the new Exhibit 8.1 is concurrent with the filing of the Amendment and is as close in time to the expected effectiveness of the registration statement as practicable.

* * *

Additionally, in anticipation of the Staff declaring the Amendment effective, the Company has submitted herewith a letter providing the acknowledgements set forth in the Staff’s letter.

If you should have any questions regarding the Amendment or the Company’s responses to the Staff’s letter, please contact the undersigned at (213) 689-7507 or via facsimile at (213) 614-1868. Thank you for your assistance with this filing.

Sincerely,

/s/ Neal H. Brockmeyer

Neal H. Brockmeyer

Enclosures

cc: Douglas E. Scott, Esq., SAIC, Inc.